March 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Premier Investment Funds, Inc.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Global Infrastructure Fund

-          Dreyfus Diversified International Fund

1933 Act File No.:  33-44254
1940 Act File No.:  811-06490
CIK No.:  0000881773

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 97 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2017.

Please address any comments or questions to my attention at 212-922-6785.

Sincerely,

/s/ Gina M. Gomes
Gina M. Gomes
Paralegal